Preferred Shares	12 Months Ended
Dec. 31, 2020
Preferred Shares
Preferred Shares

Note D

Preferred Shares

In November 2020, we redeemed all 667 of our issued and outstanding auction rate preferred shares (64 Series M, 438 Series T, 47 Series W, 91 Series Th and 27 Series F auction rate preferred shares) for a total liquidation preference of $16,675,000, plus accrued and unpaid dividends.